Goodwill	9 Months Ended
Sep. 30, 2011
Goodwill
Goodwill

8. Goodwill

        The changes in the carrying amount of goodwill by segment for the nine months ended September 30, 2010 and 2011 are as follows:

	Primary real estate agency services	Secondary real estate brokerage services	Real estate information and consulting services	Real estate online services	Other services	Total
	$	$	$	$	$	$
Balance as of January 1, 2010	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	50,910	—	—	—	—	50,910

Gross goodwill	2,734,799	73,092	4,350,789	445,282,401	666,257	453,107,338
Accumulated impairment	—	—	—	—	—	—

Balance as of September 30, 2010	2,734,799	73,092	4,350,789	445,282,401	666,257	453,107,338

Balance as of January 1, 2011	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	—	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiary	—	—	—	—	(666,257)	(666,257)
Exchange rate translation	118,818	(2,209)	—	—	—	116,609

Gross goodwill	3,407,048	73,091	5,667,004	457,899,024	—	467,046,167
Accumulated impairment	—	—	—	(417,822,304)	—	(417,822,304)
Balance as of September 30, 2011	3,407,048	73,091	5,667,004	40,076,720	—	49,223,863

        Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

        A substantial portion of goodwill on the Group's balance sheet relates to the acquisition of the Group's online unit in 2009. Toward the end of the third quarter of 2011, China's real estate market showed signs of further slowdown under the government's continued restrictive policies and further credit tightening. The online unit started to slow down as developers became more pessimistic about increasing sales volume and more cautious with their advertising spending. The Group believes that this will result in slower than previously expected growth for its online business over the next several years. In addition, CRIC experienced a 49% decline in its stock price from December 31, 2010 to September 30, 2011.The Group believed such events represented potential indicators of impairment and accordingly, performed an impairment test for each of its reporting units, which are also the Group's segments, as of September 30, 2011. The Group utilized the income approach valuation method. The key assumptions used in the income approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, and discount rate. As a result of this analysis, the Group concluded that the goodwill associated with its real estate online services reporting unit was impaired and recorded a goodwill impairment charge of $417,822,304 during the nine months ended September 30, 2011.